UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments (unaudited)
As of November 30, 2016

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (30.2%)
2	Freddie Mac Discount Notes	0.100%	12/1/16	4,123	4,123
	United States Treasury Bill	0.487%–0.494%	12/1/16	2,750,000	2,750,000
	United States Treasury Bill	0.401%	12/15/16	4,100,000	4,099,362
	United States Treasury Bill	0.441%	2/9/17	2,000,000	1,998,289
	United States Treasury Bill	0.516%	2/16/17	1,000,000	998,899
	United States Treasury Bill	0.498%–0.502%	3/23/17	4,000,000	3,993,782
	United States Treasury Bill	0.471%	4/20/17	2,000,000	1,996,345
	United States Treasury Bill	0.476%	4/27/17	2,000,000	1,996,121
	United States Treasury Bill	0.501%	5/4/17	2,000,000	1,995,722
	United States Treasury Bill	0.536%	5/11/17	2,000,000	1,995,215
	United States Treasury Bill	0.627%	5/18/17	2,000,000	1,994,167
	United States Treasury Bill	0.612%	6/1/17	4,000,000	3,987,664
3	United States Treasury Floating Rate Note	0.575%	1/31/17	1,779,183	1,779,180
3	United States Treasury Floating Rate Note	0.661%	10/31/18	1,500,000	1,500,028
Total U.S. Government and Agency Obligations (Cost $31,088,897)					31,088,897
Commercial Paper (33.4%)
Bank Holding Company (1.1%)
4	ABN Amro Funding USA LLC	1.003%	12/7/16	303,000	302,950
4	ABN Amro Funding USA LLC	1.003%	12/9/16	40,000	39,991
4	ABN Amro Funding USA LLC	1.003%	12/16/16	46,500	46,481
4	ABN Amro Funding USA LLC	0.973%–1.003%	12/19/16	291,250	291,107
4	ABN Amro Funding USA LLC	0.983%–1.024%	1/3/17	267,500	267,251
4	ABN Amro Funding USA LLC	1.024%	1/4/17	124,500	124,380
4	ABN Amro Funding USA LLC	1.024%	1/6/17	62,000	61,937
					1,134,097
Finance—Auto (1.1%)
	American Honda Finance Corp.	0.701%	1/24/17	215,200	214,974
	Toyota Motor Credit Corp.	0.883%	12/8/16	91,250	91,234
	Toyota Motor Credit Corp.	0.873%	12/13/16	71,750	71,729
	Toyota Motor Credit Corp.	0.873%	12/14/16	71,750	71,728
	Toyota Motor Credit Corp.	0.883%	12/19/16	107,000	106,953
	Toyota Motor Credit Corp.	0.883%	12/20/16	62,250	62,221
	Toyota Motor Credit Corp.	0.681%	12/22/16	27,000	26,989
	Toyota Motor Credit Corp.	0.883%	1/6/17	148,500	148,369
	Toyota Motor Credit Corp.	0.923%	1/10/17	122,500	122,375
	Toyota Motor Credit Corp.	0.913%	1/24/17	34,000	33,954
	Toyota Motor Credit Corp.	1.004%	3/2/17	95,250	95,009
	Toyota Motor Credit Corp.	1.046%	5/8/17	85,900	85,508
3	Toyota Motor Credit Corp.	1.204%	7/3/17	40,000	40,000
					1,171,043
Foreign Banks (22.5%)
3,4 Australia & New Zealand Banking Group Ltd.		1.156%	1/30/17	372,000	372,000
3,4 Australia & New Zealand Banking Group Ltd.		1.023%	2/1/17	346,750	346,750
3,4 Australia & New Zealand Banking Group Ltd.		1.103%	3/6/17	540,750	540,750
4	Australia & New Zealand Banking Group Ltd.	1.167%	3/20/17	171,500	170,898
4	Australia & New Zealand Banking Group Ltd.	1.167%	3/21/17	173,500	172,885
4	Australia & New Zealand Banking Group Ltd.	1.157%	3/23/17	399,800	398,369
3,4 Bank of Nova Scotia		1.153%	1/26/17	700,000	700,000
3,4 Commonwealth Bank of Australia		1.045%	2/3/17	349,000	349,000

3,4 Commonwealth Bank of Australia		1.137%	3/7/17	200,000	200,000
3,4 Commonwealth Bank of Australia		1.137%	3/10/17	350,000	350,000
3,4 Commonwealth Bank of Australia		1.153%	5/19/17	103,750	103,750
3,4 Commonwealth Bank of Australia		1.156%	5/26/17	296,250	296,250
3,4 Commonwealth Bank of Australia		1.212%	6/20/17	250,000	250,000
3,4 Commonwealth Bank of Australia		1.212%	6/21/17	206,000	206,000
3,4 Commonwealth Bank of Australia		1.046%	6/30/17	247,750	247,750
3,4 Commonwealth Bank of Australia		1.226%	6/30/17	165,750	165,750
3,4 Commonwealth Bank of Australia		1.186%	8/1/17	297,250	297,250
3,4 Commonwealth Bank of Australia		1.181%	8/3/17	242,000	242,000
3,4 Commonwealth Bank of Australia		1.286%	9/25/17	134,250	134,250
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	0.310%	12/1/16	2,057,000	2,057,000
4	Danske Corp.	0.933%	12/8/16	291,250	291,197
4	Danske Corp.	0.933%	12/9/16	145,750	145,720
4	Danske Corp.	0.953%	12/23/16	100,000	99,942
4	Danske Corp.	0.983%	1/10/17	68,500	68,425
4	DNB Bank ASA	0.883%	12/28/16	500,000	499,670
4	DNB Bank ASA	0.852%	1/26/17	500,000	499,339
4	DNB Bank ASA	0.852%	1/27/17	500,000	499,327
4	DNB Bank ASA	0.853%	2/10/17	834,000	832,602
	ING US Funding LLC	0.943%	12/6/16	500,000	499,935
	ING US Funding LLC	0.942%	12/8/16	290,750	290,697
	ING US Funding LLC	0.948%	12/16/16	68,150	68,123
	ING US Funding LLC	0.943%–0.948%	12/19/16	422,850	422,651
	ING US Funding LLC	0.943%	12/20/16	100,000	99,950
4	National Australia Bank Ltd.	0.300%	12/1/16	223,000	223,000
3,4 National Australia Bank Ltd.		0.960%	3/3/17	500,000	500,000
3,4 National Australia Bank Ltd.		1.137%	4/10/17	288,000	288,000
4	National Australia Bank Ltd.	1.096%	4/18/17	298,500	297,253
3,4 National Australia Bank Ltd.		1.142%	6/16/17	250,000	250,000
3,4 National Australia Bank Ltd.		0.962%	8/4/17	170,250	170,250
4	Nordea Bank AB	0.852%	1/27/17	500,000	499,327
4	Nordea Bank AB	0.949%	2/28/17	600,000	598,598
4	Nordea Bank AB	1.207%	3/16/17	450,000	448,425
4	Nordea Bank AB	1.182%	3/20/17	500,000	498,221
4	Skandinaviska Enskilda Banken AB	0.883%	12/28/16	401,000	400,735
4	Skandinaviska Enskilda Banken AB	0.893%	1/23/17	495,500	494,851
4	Skandinaviska Enskilda Banken AB	0.984%	2/28/17	165,250	164,850
4	Societe Generale SA	0.410%	12/6/16	2,060,000	2,059,883
4	Sumitomo Mitsui Banking Corp.	1.003%	1/4/17	250,000	249,764
4	Sumitomo Mitsui Banking Corp.	1.023%	1/11/17	150,000	149,826
4	Sumitomo Mitsui Banking Corp.	1.003%	2/1/17	450,000	449,225
	Swedbank AB	1.167%	3/6/17	200,000	199,388
	Swedbank AB	1.167%	3/7/17	200,000	199,381
	Swedbank AB	1.167%	3/8/17	200,000	199,375
	Swedbank AB	1.167%	3/9/17	200,000	199,368
	Swedbank AB	1.136%	3/20/17	195,000	194,333
	Swedbank AB	1.137%	3/21/17	200,000	199,309
	Swedbank AB	1.137%	3/22/17	105,000	104,634
	Swedbank AB	1.066%	4/3/17	200,000	199,276
	Swedbank AB	1.066%	4/4/17	200,000	199,270
3,4 Westpac Banking Corp.		0.988%	2/14/17	350,000	350,000
3,4 Westpac Banking Corp.		0.988%	2/15/17	350,000	350,000
3,4 Westpac Banking Corp.		1.143%	5/26/17	413,000	413,000
3,4 Westpac Banking Corp.		1.283%	9/28/17	150,000	150,001
3,4 Westpac Banking Corp.		1.268%	9/29/17	100,000	100,000

3,4 Westpac Banking Corp.		1.183%	10/6/17	198,000	198,000
3,4 Westpac Banking Corp.		1.274%	10/6/17	200,000	200,000
					23,115,773
Foreign Governments (2.8%)
4	CDP Financial Inc.	1.003%	1/13/17	142,500	142,330
4	CDP Financial Inc.	1.003%	1/17/17	61,500	61,420
4	CDP Financial Inc.	0.801%	1/25/17	27,250	27,217
4	CDP Financial Inc.	1.146%	3/7/17	37,700	37,585
4	CDP Financial Inc.	1.238%	3/17/17	37,000	36,866
4	CDP Financial Inc.	1.207%	3/30/17	30,000	29,881
4	CDP Financial Inc.	1.217%–1.228%	4/3/17	81,250	80,914
4	CDP Financial Inc.	1.156%	4/20/17	19,750	19,662
4	CDP Financial Inc.	1.157%	4/24/17	15,000	14,931
4	CDP Financial Inc.	1.147%	5/8/17	54,500	54,227
4	CDP Financial Inc.	1.106%	5/10/17	80,000	79,609
5	CPPIB Capital Inc.	0.701%	1/6/17	111,250	111,172
5	CPPIB Capital Inc.	0.706%	1/9/17	138,000	137,895
5	CPPIB Capital Inc.	0.711%	1/20/17	295,000	294,709
5	CPPIB Capital Inc.	0.711%	1/23/17	250,000	249,739
5	CPPIB Capital Inc.	0.711%	1/24/17	297,300	296,983
	Export Development Canada	0.701%	2/1/17	34,750	34,708
	Export Development Canada	0.701%	2/2/17	69,000	68,915
4	Ontario Teachers' Finance Trust	0.995%	12/5/16	95,000	94,990
4	Ontario Teachers' Finance Trust	0.925%	1/3/17	50,000	49,958
4	Ontario Teachers' Finance Trust	0.903%	1/25/17	24,750	24,716
3,4 Ontario Teachers' Finance Trust		1.023%	2/1/17	100,000	100,000
3,4 Ontario Teachers' Finance Trust		1.023%	2/6/17	50,000	50,000
3,4 Ontario Teachers' Finance Trust		1.154%	3/2/17	99,000	99,000
3,4 Ontario Teachers' Finance Trust		1.216%	3/31/17	50,000	50,000
4	Ontario Teachers' Finance Trust	1.239%	4/26/17	24,750	24,627
4	Ontario Teachers' Finance Trust	1.228%	5/10/17	17,250	17,156
4	Ontario Teachers' Finance Trust	1.239%	5/19/17	69,000	68,602
5	PSP Capital Inc.	0.842%	1/5/17	95,400	95,322
5	PSP Capital Inc.	0.852%	1/23/17	20,000	19,975
5	PSP Capital Inc.	0.842%	1/24/17	50,250	50,187
5	PSP Capital Inc.	0.852%	1/26/17	68,000	67,910
5	PSP Capital Inc.	0.822%	1/31/17	27,000	26,962
5	PSP Capital Inc.	0.822%	2/1/17	43,750	43,688
5	PSP Capital Inc.	0.802%	2/3/17	34,250	34,201
5	PSP Capital Inc.	0.862%	2/22/17	17,000	16,966
5	PSP Capital Inc.	0.902%	2/27/17	75,000	74,835
5	PSP Capital Inc.	0.902%	2/28/17	65,000	64,855
					2,852,713
Foreign Industrial (2.1%)
4	Nestle Capital Corp.	0.732%	1/10/17	200,000	199,838
	Nestle Finance International Ltd.	0.752%	1/11/17	200,000	199,829
4	Siemens Capital Co. LLC	0.691%	12/28/16	294,441	294,288
4	Total Capital Canada Ltd.	0.691%	12/19/16	154,500	154,447
4	Total Capital Canada Ltd.	0.681%	1/6/17	495,750	495,413
4	Total Capital Canada Ltd.	0.711%	1/9/17	590,000	589,546
	Toyota Credit Canada Inc.	0.872%	1/17/17	49,600	49,544
	Toyota Credit Canada Inc.	0.933%	3/8/17	49,500	49,376
4	Unilever Capital Corp.	0.330%	12/1/16	75,000	75,000
					2,107,281

Industrial (3.8%)
Caterpillar Financial Services Corp.	0.530%	12/5/16	95,867	95,861

General Electric Co.	0.350%	12/7/16	136,250	136,242
4 Henkel of America Inc.	0.761%	1/3/17	28,700	28,680
4 Microsoft Corp.	0.681%	1/17/17	1,245,000	1,243,895
4 Microsoft Corp.	0.681%	1/18/17	100,000	99,909
4 Microsoft Corp.	0.711%	1/24/17	300,000	299,681
4 Microsoft Corp.	0.852%	3/6/17	1,951,750	1,947,372
4 Novartis Finance Corp.	0.390%	12/7/16	37,500	37,498
4 Wal-Mart Stores, Inc.	0.340%–0.37%	12/5/16	68,000	67,997
				3,957,135
Total Commercial Paper (Cost $34,338,042)				34,338,042
Certificates of Deposit (35.7%)
Domestic Banks (7.2%)
Citibank NA	0.780%	2/1/17	1,097,250	1,097,250
3 HSBC Bank USA NA	1.133%	2/1/17	739,000	739,000
3 HSBC Bank USA NA	1.133%	3/1/17	300,000	300,000
3 HSBC Bank USA NA	1.130%	3/3/17	300,000	300,000
3 HSBC Bank USA NA	1.133%	3/6/17	100,000	100,000
3 HSBC Bank USA NA	1.140%	4/3/17	90,000	90,000
3 HSBC Bank USA NA	1.140%	5/3/17	377,000	377,000
3 HSBC Bank USA NA	1.142%	5/4/17	97,000	97,000
3 HSBC Bank USA NA	1.000%	6/5/17	170,250	170,250
3 JPMorgan Chase Bank NA	1.112%	4/21/17	55,000	55,000
3 JPMorgan Chase Bank NA	1.084%	5/2/17	72,000	72,000
3 State Street Bank & Trust Co.	0.984%	5/25/17	1,960,000	1,960,000
3 Wells Fargo Bank NA	1.026%	1/11/17	240,000	240,000
3 Wells Fargo Bank NA	0.988%	2/13/17	300,000	300,000
3 Wells Fargo Bank NA	1.116%	3/22/17	200,000	200,000
3 Wells Fargo Bank NA	1.050%	4/18/17	500,000	500,000
3 Wells Fargo Bank NA	1.076%	5/2/17	250,000	250,000
3 Wells Fargo Bank NA	0.990%	5/4/17	500,000	500,000
				7,347,500
Yankee Certificates of Deposit (28.5%)
Australia & New Zealand Banking Group Ltd.
(New York Branch)	0.950%	2/1/17	70,000	70,000
Australia & New Zealand Banking Group Ltd.
(New York Branch)	0.950%	2/1/17	51,000	51,009
Bank of Montreal (Chicago Branch)	0.990%	1/19/17	518,500	518,500
Bank of Montreal (Chicago Branch)	0.990%	1/20/17	345,500	345,500
Bank of Montreal (Chicago Branch)	0.990%	1/23/17	250,000	250,000
Bank of Montreal (Chicago Branch)	0.980%	1/27/17	150,000	150,000
Bank of Montreal (Chicago Branch)	1.100%	2/2/17	76,000	76,019
3 Bank of Montreal (Chicago Branch)	1.123%	3/7/17	483,500	483,500
3 Bank of Montreal (Chicago Branch)	0.934%	5/2/17	500,000	500,000
3 Bank of Nova Scotia (Houston Branch)	1.127%	2/10/17	500,000	500,000
3 Bank of Nova Scotia (Houston Branch)	1.108%	3/14/17	950,000	950,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.930%	12/12/16	650,000	650,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.950%	12/16/16	185,000	185,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.990%	12/29/16	300,000	300,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.020%	2/6/17	150,000	150,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.020%	2/7/17	750,000	750,000
BNP Paribas SA (New York Branch)	0.440%	12/6/16	1,112,000	1,112,000

BNP Paribas SA (New York Branch)	0.420%	12/7/16	943,000	943,000
3 Canadian Imperial Bank of Commerce (New
York Branch)	0.884%	12/2/16	500,000	500,000
3 Canadian Imperial Bank of Commerce (New
York Branch)	1.108%	3/14/17	235,000	235,000
Canadian Imperial Bank of Commerce (New
York Branch)	1.100%	4/4/17	750,000	750,000
3 Canadian Imperial Bank of Commerce (New
York Branch)	0.923%	5/3/17	204,000	204,000
3 Commonwealth Bank of Australia (New York
Branch)	1.044%	2/1/17	99,000	99,000
Credit Industriel et Commercial (New York
Branch)	0.430%	12/6/16	2,060,000	2,060,000
Credit Suisse AG (New York Branch)	0.950%	12/5/16	362,250	362,250
DNB Bank ASA (New York Branch)	0.420%	12/7/16	69,000	69,000
DNB Bank ASA (New York Branch)	0.850%	2/10/17	166,000	166,000
Lloyds Bank plc (New York Branch)	0.890%	12/22/16	500,000	500,000
Natixis (New York Branch)	0.440%	12/6/16	2,060,000	2,060,000
Nordea Bank Finland plc (New York Branch)	0.410%	12/7/16	401,000	401,000
3 Nordea Bank Finland plc (New York Branch)	1.085%	3/8/17	630,000	630,000
Royal Bank of Canada (New York Branch)	0.960%	12/16/16	198,250	198,250
Royal Bank of Canada (New York Branch)	0.980%	12/21/16	297,000	297,000
3 Royal Bank of Canada (New York Branch)	1.118%	1/23/17	1,300,000	1,300,000
3 Royal Bank of Canada (New York Branch)	1.150%	2/17/17	173,000	173,000
3 Royal Bank of Canada (New York Branch)	1.134%	3/2/17	495,000	495,000
3 Royal Bank of Canada (New York Branch)	1.085%	3/8/17	497,000	497,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.410%	12/6/16	1,342,000	1,342,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.980%	2/28/17	167,750	167,748
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.900%	12/1/16	300,000	300,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	0.450%	12/2/16	235,000	235,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.050%	1/17/17	500,000	500,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.060%	1/17/17	475,000	475,000
3 Svenska HandelsBanken (New York Branch)	0.913%	1/6/17	350,000	350,000
3 Svenska HandelsBanken (New York Branch)	0.915%	1/9/17	585,000	585,000
3 Svenska HandelsBanken (New York Branch)	1.133%	4/6/17	400,000	400,000
3 Svenska HandelsBanken (New York Branch)	0.953%	5/2/17	500,000	500,000
3 Svenska HandelsBanken (New York Branch)	1.072%	5/4/17	200,000	200,000
3 Svenska HandelsBanken (New York Branch)	1.073%	5/26/17	800,000	800,000
Swedbank AB (New York Branch)	0.890%	12/27/16	1,000,000	1,000,000
3 Swedbank AB (New York Branch)	1.176%	3/1/17	397,000	397,000
3 Toronto Dominion Bank (New York Branch)	0.955%	12/19/16	605,000	605,000
3 Toronto Dominion Bank (New York Branch)	0.968%	12/23/16	350,000	350,000
Toronto Dominion Bank (New York Branch)	0.900%	2/28/17	700,000	700,000
3 Toronto Dominion Bank (New York Branch)	1.194%	7/6/17	495,750	495,750
3 Westpac Banking Corp. (New York Branch)	1.076%	1/11/17	230,000	230,000
3 Westpac Banking Corp. (New York Branch)	0.983%	3/7/17	500,000	500,000
3 Westpac Banking Corp. (New York Branch)	1.073%	6/6/17	200,000	200,000
				29,313,526
Total Certificates of Deposit (Cost $36,661,026)				36,661,026

Other Notes (0.8%)
Bank of America NA	0.890%	12/9/16	185,250	185,250
Bank of America NA	0.950%	1/4/17	181,250	181,250
Bank of America NA	0.920%	2/1/17	162,250	162,250
Bank of America NA	0.920%	2/23/17	138,000	138,000
Bank of America NA	0.890%	3/1/17	170,250	170,250
Total Other Notes (Cost $837,000)				837,000
Tax-Exempt Municipal Bonds (2.0%)
6 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.550%	12/7/16	64,435	64,435
6 Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.580%	12/7/16	29,625	29,625
6 Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	0.580%	12/7/16	33,500	33,500
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.500%	12/7/16	70,750	70,750
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.500%	12/7/16	99,495	99,495
6 California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.550%	12/7/16	9,710	9,710
6 California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.550%	12/7/16	15,500	15,500
6 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.520%	12/7/16	16,220	16,220
6 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System)	0.570%	12/7/16	14,310	14,310
6 Clark County NV Airport Improvement Revenue
VRDO	0.570%	12/7/16	49,905	49,905
6 Clark County NV Airport Improvement Revenue
VRDO	0.590%	12/7/16	88,650	88,650
6 Colorado Health Facilities Authority Revenue
(Fraiser Meadows Manor Project)	0.580%	12/7/16	10,000	10,000
6 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) VRDO	0.570%	12/7/16	26,280	26,280
6 East Baton Rouge Parish LA Sales Tax
Revenue VRDO	0.570%	12/7/16	39,470	39,470
6 Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16	10,600	10,600
6 Greenville County SC Hospital System Revenue
VRDO	0.560%	12/7/16	17,460	17,460
6 Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.550%	12/1/16	15,550	15,550
6 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.560%	12/7/16	16,400	16,400
6 Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.530%	12/7/16	28,475	28,475
6 Illinois Finance Authority Revenue (North Park
University) VRDO	0.570%	12/7/16	14,800	14,800
Illinois Finance Authority Revenue (Northwestern
University) VRDO	0.510%	12/7/16	13,500	13,500
Illinois Finance Authority Revenue (Northwestern
University) VRDO	0.570%	12/7/16	25,200	25,200

6 Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.550%	12/1/16	31,850	31,850
6 Illinois Toll Highway Authority Revenue VRDO	0.540%	12/7/16	33,000	33,000
6 Indiana Finance Auth. Hosp. Rev. (Parkview
Health) VRDO	0.570%	12/7/16	13,200	13,200
6 Jacksonville FL Capital Project Revenue VRDO	0.540%	12/7/16	29,720	29,720
6 Livermore CA COP VRDO	0.510%	12/7/16	21,585	21,585
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.530%	12/7/16	26,700	26,700
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.570%	12/7/16	19,465	19,465
6 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.520%	12/7/16	9,705	9,705
Maryland Economic Development Corp.
Revenue (Howard Hughes Medical Institute)
VRDO	0.530%	12/7/16	35,790	35,790
6 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	0.530%	12/7/16	20,000	20,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.520%	12/7/16	13,300	13,300
6 Massachusetts Health & Educational Facilities
Authority Revenue VRDO	0.530%	12/1/16	13,650	13,650
6 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.540%	12/1/16	14,300	14,300
6 Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Co.) VRDO	0.550%	12/7/16	32,500	32,500
6 New York City NY GO	0.570%	12/7/16	14,000	14,000
6 New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.560%	12/7/16	32,140	32,140
6 New York City NY Housing Finance Agency
Service Contract Revenue VRDO	0.530%	12/7/16	11,410	11,410
6 New York Metropolitan Transportation Authority
Revenue VRDO	0.520%	12/7/16	12,310	12,310
6 New York Metropolitan Transportation Authority
Revenue VRDO	0.550%	12/7/16	8,375	8,375
6 New York State Dormitory Authority Revenue
(City University System) VRDO	0.530%	12/7/16	95,450	95,450
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.520%	12/7/16	9,000	9,000
6 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.550%	12/7/16	20,185	20,185
6 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.550%	12/7/16	9,265	9,265
6 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.440%	12/7/16	39,100	39,100
6 New York State Housing Finance Agency
Housing Revenue (606 W 57th St) VRDO	0.560%	12/7/16	25,000	25,000
6 New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.570%	12/7/16	48,705	48,705

6	New York State Housing Finance Agency
	Housing Revenue (8 East 102nd Street)
	VRDO	0.520%	12/7/16	43,345	43,345
6	New York State Housing Finance Agency
	Housing Revenue (900 8th Avenue) VRDO	0.570%	12/7/16	17,000	17,000
6	New York State Housing Finance Agency
	Housing Revenue (East 92nd Street) VRDO	0.540%	12/7/16	30,500	30,500
6	New York State Housing Finance Agency
	Housing Revenue (Riverside Center 2) VRDO	0.570%	12/7/16	29,500	29,500
6	New York State Housing Finance Agency
	Revenue (Maestro West Chelsea Housing)
	VRDO	0.560%	12/7/16	27,600	27,600
6	New York State Housing Finance Agency
	Revenue (Service Contract) VRDO	0.530%	12/7/16	16,935	16,935
6	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.570%	12/7/16	17,300	17,300
6,7 North Broward FL Hospital District Revenue
	VRDO	0.550%	12/7/16	41,900	41,900
6	North Texas Tollway Authority System Revenue
	VRDO	0.570%	12/7/16	58,150	58,150
	Ohio Infrastructure Improvement GO VRDO	0.560%	12/7/16	13,935	13,935
6	Olathe KS Health Facilities Revenue (Olathe
	Medical Center) VRDO	0.590%	12/1/16	11,720	11,720
6	Onondaga County NY Trust For Cultural
	Resources Revenue (Syracuse University
	Project) VRDO	0.580%	12/7/16	20,325	20,325
6	Orange County CA Water District COP VRDO	0.540%	12/7/16	40,315	40,315
6	Pasadena CA COP VRDO	0.530%	12/7/16	23,100	23,100
6	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(Rhode Island School of Design) VRDO	0.540%	12/7/16	16,905	16,905
6	San Francisco CA City & County International
	Airport Revenue VRDO	0.560%	12/7/16	39,370	39,370
6	Southern California Public Power Authority
	Revenue (Magnolia Power Project) VRDO	0.530%	12/7/16	26,470	26,470
6	St. Joseph MO Industrial Development Authority
	Health Facilities Revenue (Heartland Regional
	Medical Center) VRDO	0.530%	12/1/16	8,590	8,590
6	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.530%	12/7/16	28,050	28,050
	University of Texas Permanent University Fund
	Revenue VRDO	0.510%	12/7/16	50,870	50,870
	University of Texas Permanent University Fund
	Revenue VRDO	0.540%	12/7/16	107,635	107,635
6	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project) VRDO	0.540%	12/7/16	8,000	8,000
6	Vermont Educational & Health Buildings
	Financing Agency Revenue (Norwich
	University Project) VRDO	0.540%	12/7/16	27,800	27,800
6	Washington County PA Hospital Authority
	Revenue (Washington Hospital Project)
	VRDO	0.530%	12/1/16	14,455	14,455
Total Tax-Exempt Municipal Bonds (Cost $2,069,310)					2,069,310

Corporate Bonds (0.6%)
3	Toyota Motor Credit Corp. (Cost $605,000)	1.212%	4/24/17	605,000	605,000

Taxable Municipal Bonds (1.1%)
5,6 BlackRock Municipal Bond Trust TOB VRDO		0.600%	12/1/16	42,730	42,730
5,6 BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.600%	12/1/16	30,715	30,715
5,6 BlackRock Municipal Income Trust II TOB VRDO		0.600%	12/1/16	105,850	105,850
5,6 BlackRock Municipal Income Trust TOB VRDO		0.600%	12/1/16	207,000	207,000
5,6 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.600%	12/1/16	40,385	40,385
5,6 BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.600%	12/1/16	57,550	57,550
5,6 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.600%	12/1/16	100,000	100,000
5,6 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.600%	12/1/16	38,905	38,905
5,6 BlackRock MuniVest Fund II, Inc. TOB VRDO		0.600%	12/1/16	89,750	89,750
5,6 BlackRock MuniVest Fund, Inc. TOB VRDO		0.600%	12/1/16	130,340	130,340
5,6 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.600%	12/1/16	89,100	89,100
5,6 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.600%	12/1/16	41,065	41,065
5,6 BlackRock Strategic Municipal Trust TOB VRDO		0.600%	12/1/16	16,555	16,555
6	Illinois Finance Authority Revenue (Carle
	Foundation) VRDO	0.560%	12/7/16	17,500	17,500
5	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.650%	12/7/16	13,000	13,000
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.650%	12/7/16	13,100	13,100
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.580%	12/7/16	33,000	33,000
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.650%	12/7/16	12,400	12,400
	University of Texas System Revenue Financing
	System Revenue VRDO	0.510%	12/7/16	18,000	18,000
Total Taxable Municipal Bonds (Cost $1,096,945)					1,096,945
Total Investments (103.8%) (Cost $106,696,220)					106,696,220
Other Assets and Liabilities-Net (-3.8%)					(3,925,623)
Net Assets (100%)					102,770,597
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2016, the aggregate value of these securities was $25,814,435,000, representing 25.1% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $2,613,844,000, representing 2.5% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
GO—General Obligation Bond.

TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments (unaudited)
As of November 30, 2016

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (79.7%)
2	Fannie Mae Discount Notes	0.350%–0.380%	12/1/16	1,913	1,913
2	Fannie Mae Discount Notes	0.391%	12/16/16	471	471
2	Fannie Mae Discount Notes	0.370%–0.552%	1/3/17	2,683	2,682
2	Fannie Mae Discount Notes	0.400%	1/11/17	677	677
2	Fannie Mae Discount Notes	0.501%	2/15/17	59,051	58,989
3	Federal Home Loan Bank Discount Notes	0.150%–0.300%	12/1/16	110,466	110,466
3	Federal Home Loan Bank Discount Notes	0.295%–0.300%	12/2/16	353,380	353,377
3	Federal Home Loan Bank Discount Notes	0.300%	12/5/16	300,000	299,990
3	Federal Home Loan Bank Discount Notes	0.431%	12/9/16	989	989
3	Federal Home Loan Bank Discount Notes	0.350%–0.501%	12/16/16	10,139	10,137
3	Federal Home Loan Bank Discount Notes	0.340%–0.350%	12/23/16	1,095	1,095
3	Federal Home Loan Bank Discount Notes	0.400%	12/30/16	500,000	499,839
3	Federal Home Loan Bank Discount Notes	0.430%	1/4/17	250,000	249,899
3	Federal Home Loan Bank Discount Notes	0.410%	1/5/17	300,000	299,880
3	Federal Home Loan Bank Discount Notes	0.460%	1/25/17	650,000	649,543
3	Federal Home Loan Bank Discount Notes	0.465%	1/30/17	400,000	399,690
3	Federal Home Loan Bank Discount Notes	0.400%-0.420%	2/1/17	480,000	479,661
3	Federal Home Loan Bank Discount Notes	0.420%	2/3/17	350,000	349,739
3	Federal Home Loan Bank Discount Notes	0.466%	2/8/17	50,000	49,955
3	Federal Home Loan Bank Discount Notes	0.530%	2/27/17	375,000	374,514
3	Federal Home Loan Bank Discount Notes	0.551%	3/24/17	270,000	269,534
3,4 Federal Home Loan Banks		0.513%	1/6/17	250,000	249,998
3,4 Federal Home Loan Banks		0.682%	1/26/17	100,000	100,000
3,4 Federal Home Loan Banks		0.525%	2/3/17	115,500	115,500
3,4 Federal Home Loan Banks		0.513%	2/7/17	100,000	99,998
3,4 Federal Home Loan Banks		0.516%	2/13/17	250,000	249,995
3,4 Federal Home Loan Banks		0.526%	2/13/17	110,000	109,996
3,4 Federal Home Loan Banks		0.731%	2/17/17	325,000	324,972
3,4 Federal Home Loan Banks		0.771%	2/17/17	40,000	39,996
3,4 Federal Home Loan Banks		0.543%	3/1/17	25,000	25,000
3,4 Federal Home Loan Banks		0.554%	3/2/17	125,000	125,000
3,4 Federal Home Loan Banks		0.766%	3/3/17	75,000	75,000
3,4 Federal Home Loan Banks		0.555%	3/9/17	235,000	235,003
3,4 Federal Home Loan Banks		0.557%	3/10/17	175,000	175,000
3,4 Federal Home Loan Banks		0.546%	3/14/17	88,500	88,495
3,4 Federal Home Loan Banks		0.556%	3/14/17	100,000	99,997
3,4 Federal Home Loan Banks		0.558%	3/15/17	100,000	100,000
3,4 Federal Home Loan Banks		0.714%	3/16/17	50,000	50,000
3,4 Federal Home Loan Banks		0.786%	3/21/17	100,000	100,000
3,4 Federal Home Loan Banks		0.622%	4/19/17	100,000	100,000
3,4 Federal Home Loan Banks		0.500%	8/17/17	1,000,000	1,000,000
3,4 Federal Home Loan Banks		0.518%	8/17/17	200,000	200,000
3,4 Federal Home Loan Banks		0.512%	8/21/17	500,000	500,000
3,4 Federal Home Loan Banks		0.508%	8/23/17	250,000	250,000
3,4 Federal Home Loan Banks		0.813%	10/19/17	250,000	250,000
3,4 Federal Home Loan Banks		0.551%	11/28/17	500,000	500,000
3,4 Federal Home Loan Banks		0.553%	11/28/17	250,000	250,000
3,4 Federal Home Loan Banks		0.553%	11/28/17	250,000	250,000
3,4 Federal Home Loan Banks		0.584%	3/2/18	250,000	250,004
3,4 Federal Home Loan Banks		0.588%	3/23/18	500,000	500,000

2,4 Federal Home Loan Mortgage Corp.		0.543%	1/13/17	105,505	105,508
2,4 Federal Home Loan Mortgage Corp.		0.567%	4/20/17	34,130	34,125
2,4 Federal Home Loan Mortgage Corp.		0.643%	4/27/17	85,000	85,001
2,4 Federal Home Loan Mortgage Corp.		0.692%	7/21/17	100,000	99,993
2,4 Federal Home Loan Mortgage Corp.		0.578%	11/13/17	600,000	600,000
2,4 Federal Home Loan Mortgage Corp.		0.598%	1/5/18	285,000	285,000
2,4 Federal Home Loan Mortgage Corp.		0.842%	1/8/18	125,000	125,000
2,4 Federal Home Loan Mortgage Corp.		0.844%	1/12/18	25,000	25,000
2,4 Federal Home Loan Mortgage Corp.		0.612%	1/16/18	275,000	275,000
2,4 Federal Home Loan Mortgage Corp.		0.656%	1/29/18	500,000	500,000
2,4 Federal Home Loan Mortgage Corp.		0.588%	2/26/18	500,000	500,000
2,4 Federal Home Loan Mortgage Corp.		0.520%	3/9/18	650,000	650,000
2,4 Federal Home Loan Mortgage Corp.		0.548%	7/6/18	750,000	750,000
2,4 Federal National Mortgage Assn.		0.618%	1/26/17	100,000	100,005
2,4 Federal National Mortgage Assn.		0.552%	8/16/17	300,000	299,957
2,4 Federal National Mortgage Assn.		0.545%	9/8/17	360,000	359,938
2,4 Federal National Mortgage Assn.		0.543%	10/5/17	310,000	309,959
2,4 Federal National Mortgage Assn.		0.811%	3/21/18	400,000	400,375
2	Freddie Mac Discount Notes	0.531%	12/1/16	25,000	25,000
2	Freddie Mac Discount Notes	0.476%–0.481%	12/2/16	110,301	110,299
2	Freddie Mac Discount Notes	0.470%	12/9/16	100,000	99,990
2	Freddie Mac Discount Notes	0.441%	12/16/16	31,564	31,558
2	Freddie Mac Discount Notes	0.466%	12/19/16	150,000	149,965
2	Freddie Mac Discount Notes	0.421%	12/28/16	50,342	50,326
2	Freddie Mac Discount Notes	0.471%	12/30/16	786	786
2	Freddie Mac Discount Notes	0.471%	1/3/17	2,500	2,499
2	Freddie Mac Discount Notes	0.401%	1/4/17	25,000	24,991
2	Freddie Mac Discount Notes	0.451%	1/18/17	49,300	49,270
2	Freddie Mac Discount Notes	0.552%	2/1/17	61	61
	United States Treasury Bill	0.285%–0.300%	12/1/16	500,543	500,543
	United States Treasury Bill	0.270%	12/8/16	4,933,929	4,933,670
	United States Treasury Bill	0.365%	12/15/16	500,000	499,929
	United States Treasury Bill	0.360%–0.391%	1/12/17	2,500,000	2,498,932
	United States Treasury Bill	0.340%–0.422%	1/19/17	400,000	399,771
	United States Treasury Bill	0.340%	1/26/17	750,000	749,603
	United States Treasury Bill	0.446%	2/16/17	1,500,000	1,498,572
	United States Treasury Bill	0.481%–0.491%	3/2/17	5,050,000	5,043,803
	United States Treasury Bill	0.471%	3/9/17	1,000,000	998,721
	United States Treasury Bill	0.541%	3/16/17	1,400,000	1,397,795
	United States Treasury Bill	0.501%	3/23/17	2,000,000	1,996,889
	United States Treasury Bill	0.491%	4/6/17	2,000,000	1,996,570
	United States Treasury Bill	0.496%	4/13/17	1,000,000	998,171
	United States Treasury Bill	0.471%	4/20/17	1,250,000	1,247,715
	United States Treasury Bill	0.476%	4/27/17	1,500,000	1,497,091
	United States Treasury Bill	0.501%	5/4/17	1,500,000	1,496,792
	United States Treasury Bill	0.536%	5/11/17	1,500,000	1,496,411
	United States Treasury Bill	0.627%	5/18/17	1,750,000	1,744,896
	United States Treasury Bill	0.607%	5/25/17	1,500,000	1,495,589
4	United States Treasury Floating Rate Note	0.575%	1/31/17	18,234	18,234
Total U.S. Government and Agency Obligations (Cost $49,436,297)					49,436,297

Repurchase Agreements (22.8%)
Bank of Montreal
(Dated 11/30/16, Repurchase Value
$500,004,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
1/15/23, U.S. Treasury Note/Bond 0.875%-
3.500%, 9/15/19-2/15/45, with a value of
$510,000,000)	0.260%	12/1/16	500,000	500,000
Bank of Montreal
(Dated 11/30/16, Repurchase Value
$500,038,000 collateralized by U.S.
Treasury Note/Bond 1.000%-4.625%,
12/31/17-2/15/45, with a value of
$510,000,000)	0.390%	12/7/16	500,000	500,000
Bank of Montreal
(Dated 11/30/16, Repurchase Value
$250,021,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.625%,
7/15/21, U.S. Treasury Note/Bond 1.375%-
4.375%, 10/31/20-11/15/46, with a value of
$255,000,000)	0.440%	12/7/16	250,000	250,000
Bank of Montreal
(Dated 11/30/16, Repurchase Value
$250,022,000 collateralized by U.S.
Treasury Note/Bond 1.625%-4.375%,
8/15/21-8/15/45, with a value of
$255,000,000)	0.450%	12/7/16	250,000	250,000
Bank of Montreal
(Dated 11/30/16, Repurchase Value
$500,048,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.750%-
2.500%, 1/15/28-2/15/45, U.S. Treasury
Note/Bond 1.000%-2.750%, 9/30/18-
11/15/26, with a value of $510,000,000)	0.490%	12/7/16	500,000	500,000
Bank of Nova Scotia
(Dated 11/30/16, Repurchase Value
$1,200,009,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.375%-
2.125%, 7/15/20-2/15/42, U.S. Treasury Bill
0.000%, 4/13/17-5/25/17, U.S. Treasury
Note/Bond 0.625%-4.375%, 6/15/17-
8/15/45, with a value of $1,224,000,000)	0.260%	12/1/16	1,200,000	1,200,000
Credit Suisse Securities (USA), LLC
(Dated 11/30/16, Repurchase Value
$750,006,000 collateralized by U.S.
Treasury Note/Bond 0.681%-1.125%,
4/30/18-7/31/21, with a value of
$765,000,000)	0.270%	12/1/16	750,000	750,000
Federal Reserve Bank of New York
(Dated 11/30/16, Repurchase Value
$6,573,046,000 collateralized by U.S.
Treasury Note/Bond 1.250%-7.625%,
7/31/20-8/15/43, with a value of
$6,573,046,000)	0.250%	12/1/16	6,573,000	6,573,000

JPMorgan Securities LLC
(Dated 11/30/16, Repurchase Value
$750,006,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.625%-
3.375%, 1/15/27-2/15/45, U.S. Treasury
Note/Bond 1.125%-1.625%, 2/29/20-
8/31/21, with a value of $765,003,000)	0.270%	12/1/16	750,000	750,000
Merrill Lynch Pierce Fenner & Smith
(Dated 11/30/16, Repurchase Value
$175,001,000 collateralized by U.S.
Treasury Note/Bond 2.500%-3.125%,
2/15/43-2/15/45, with a value of
$178,500,000)	0.260%	12/1/16	175,000	175,000
Mizuho Securities (USA) Inc.
(Dated 11/30/16, Repurchase Value
$500,004,000 collateralized by U.S.
Treasury Note/Bond 0.750%-2.125%,
7/15/19-5/15/25, with a value of
$510,000,000)	0.270%	12/1/16	500,000	500,000
RBC Capital Markets LLC
(Dated 10/03/16, Repurchase Value
$500,046,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 1/15/18-2/15/40, U.S. Treasury Biill
0.000%, 5/4/17, U.S. Treasury Note/Bond
0.568%-8.125%, 12/15/16-11/15/39, with a
value of $510,000,000)	0.320%	12/1/16	500,000	500,000
RBC Capital Markets LLC
(Dated 11/29/16, Repurchase Value
$500,313,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.500%, 4/15/18-1/15/29, U.S. Treasury
Note/Bond 0.750%-6.125%, 11/30/17-
11/15/44, with a value of $510,000,000)	0.470%	12/7/16	500,000	500,000
TD Securities (USA) LLC
(Dated 11/30/16, Repurchase Value
$400,022,000 collateralized by U.S.
Treasury Bill 0.000%, 1/5/17, U.S. Treasury
Note/Bond 0.500%-8.750%, 1/31/17-
11/15/46, with a value of $408,000,000)	0.280%	12/6/16	400,000	400,000
TD Securities (USA) LLC
(Dated 11/30/16, Repurchase Value
$100,005,000 collateralized by U.S.
Treasury Bill 0.000%, 3/16/17-4/6/17, U.S.
Treasury Note/Bond 2.625%-6.250%,
11/15/17-5/15/30, with a value of
$102,000,000)	0.280%	12/7/16	100,000	100,000
TD Securities (USA) LLC
(Dated 11/30/16, Repurchase Value
$675,039,000 collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
7/15/26, U.S. Treasury Bill 0.000%,
4/13/17-10/12/17, U.S. Treasury Note/Bond
0.500%-8.875%, 12/15/16-2/15/46, with a
value of $688,500,000)	0.300%	12/7/16	675,000	675,000
Total Repurchase Agreements (Cost $14,123,000)				14,123,000

Total Investments (102.5%) (Cost $63,559,297)	63,559,297
Other Assets and Liabilities-Net (-2.5%)	(1,565,100)
Net Assets (100%)	61,994,197

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	January 17, 2017
VANGUARD MONEY MARKET RESERVES
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	January 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.